Business combinations - Summary of Acquisition Date Fair Value of Each Major Class of Identifiable Assets and Liabilities Recognized (Detail) $ in Thousands, $ in Millions					12 Months Ended
	Nov. 01, 2023 USD ($)	Apr. 12, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jul. 01, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 01, 2023 COP ($)	Jan. 01, 2022	Dec. 01, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred						$ 18,931
Contingent consideration payable					$ 42,853	33,414
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents						636
Acquisition of subsidiaries, net of cash acquired					6,633	18,295	$ 122,767
Kamaroopin
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 2,024
Contingent consideration payable		4,707			$ 7,148	0
Total consideration transferred		16,861
Non-controlling interest		0
Fair value of equity interest previously held		11,132
Total consideration		27,993
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents		178
Net working capital		(101)
Intangible assets: contractual rights		0
Intangible assets: non-contractual customer relationships		10,560
Intangible assets: brands		868
Property and equipment		15
Net identifiable assets acquired		11,520
Total consideration less net identifiable assets acquired: Goodwill		16,473
Acquisition of subsidiaries, net of cash acquired		1,846
Contingent consideration payable		10,130
Liabilities incurred		$ 0
Voting equity interests acquired (in percent)		60.00%			100.00%				100.00%
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 4,787							$ 19,452
Contingent consideration payable	0
Total consideration transferred	29,202
Non-controlling interest	(15,147)
Fair value of equity interest previously held	0
Total consideration	44,349
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	0
Net working capital	0
Intangible assets: contractual rights	30,911
Intangible assets: non-contractual customer relationships	0
Intangible assets: brands	0
Property and equipment	0
Net identifiable assets acquired	30,911
Total consideration less net identifiable assets acquired: Goodwill	13,438
Acquisition of subsidiaries, net of cash acquired	4,787
Contingent consideration payable	0
Liabilities incurred	$ 24,415
Voting equity interests acquired (in percent)	100.00%	51.74%						100.00%
VBI
Disclosure of detailed information about business combination [line items]
Cash consideration				$ 10,815
Cash transferred				10,815
Consideration payable				10,859
Preferred dividends payable				1,966
Contingent consideration payable				8,355	$ 11,053	9,072
Option arrangements				(827)
Total consideration transferred				31,168
Non-controlling interest				(13,729)
Fair value of equity interest previously held				0
Total consideration				44,897
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents				600
Accounts receivable				2,462
Net working capital				(2,587)
Intangible assets: non-contractual customer relationships				23,246
Intangible assets: brands				3,617
Property and equipment				539
Lease liability				(420)
Net identifiable assets acquired				27,457
Total consideration less net identifiable assets acquired: Goodwill				17,440
Acquisition of subsidiaries, net of cash acquired				$ 10,215
Voting equity interests acquired (in percent)				50.00%	100.00%
Igah
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 8,116
Cash transferred			8,116
Consideration payable			4,771
Preferred dividends payable			0
Contingent consideration payable			0
Option arrangements			10,339
Total consideration transferred			23,226
Non-controlling interest			0
Fair value of equity interest previously held			0
Total consideration			23,226
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents			36
Accounts receivable			0
Net working capital			64
Intangible assets: non-contractual customer relationships			2,120
Intangible assets: brands			0
Property and equipment			0
Lease liability			0
Net identifiable assets acquired			2,220
Total consideration less net identifiable assets acquired: Goodwill			21,006
Acquisition of subsidiaries, net of cash acquired			$ 8,080
Voting equity interests acquired (in percent)			100.00%
Moneda
Disclosure of detailed information about business combination [line items]
Cash consideration										$ 132,331
Consideration payable										16,437
Equity consideration										184,789
Contingent consideration payable					$ 0	$ 12,891				25,491
Total consideration transferred										359,048
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents										9,564
Accounts receivable										14,852
Net working capital										27,137
Intangible assets: non-contractual customer relationships										85,954
Intangible assets: brands										15,598
Property and equipment										6,769
Net identifiable assets acquired										1,698
Other assets and other liabilities										7,718
Net identifiable assets acquired										115,016
Goodwill recognised as of acquisition date										244,032
Total consideration less net identifiable assets acquired: Goodwill										$ 359,048